POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 16, 2011 TO THE PROSPECTUS
DATED AUGUST 31, 2010 OF:

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Zacks Micro Cap Portfolio

Effective immediately, the shares of PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Portfolio and PowerShares Dynamic Small Cap Value Portfolio (collectively, the "Funds") are no longer offered through this Prospectus and all references to the Funds are hereby deleted from this Prospectus.

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-5 6/16/11